August 1, 2005


U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:      John Hancock Current Interest- (the "Trust")
            John Hancock Money Market Funds Prospectus and
               Statements of Additional Information
             - John Hancock Money Market Fund and
             - John Hancock U.S. Government Cash Reserve Fund (the "Funds")
                  File No.  811-2485 and 2-50931


         CERTIFICATE UNDER RULE 497(j)

Gentlemen:

Pursuant to 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, I hereby certify that the form of Prospectus and Statements of Additional Information dated August 1, 2005 for the above-captioned registrants that would have been filed under paragraph (b) or
(c) of Rule 497(j) does not differ from that contained in the most recent registration statement amendment and the text of most recent registration statement has been filed electronically.


                                            Sincerely,


                                            /s/Marilyn Lutzer
                                            Marilyn Lutzer
                                            Manager-Federal Registration